UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07685

FRONTIER FUNDS, INC.
(Exact name of registrant as specified in charter)

400 Skokie Blvd.
Suite 500
Northbrook, Illinois 60062
(Address of principal executive offices) (Zip code)

William D. Forsyth III
400 Skokie Blvd., Suite 500
Northbrook, Illinois 60062
(Name and address of agent for service)

(847) 509-9860
Registrant's telephone number, including area code

Date of fiscal year end:  June 30, 2015

Date of reporting period:  September 30, 2014

Item 1. Schedule of Investments.

Frontier RobecoSAM Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 94.6%
	Australia 4.3%
23,943	AGL Energy Ltd.	$283,628
8,638	National Australia Bank Ltd.	245,696
7,084	Westpac Banking Corp.	198,872
		728,196
	Austria 0.8%
6,100	Raiffeisen Bank International AG	132,151

	France 4.9%
11,000	Suez Environnement Co.	186,059
9,838	Total SA	637,054
		823,113
	Germany 1.1%
1,100	Allianz SE	177,576

	Israel 1.4%
19,080	Mizrahi Tefahot Bank Ltd. (a)	228,078

	Italy 0.9%
6,278	Eni SpA	148,954

	Japan 6.1%
4,700	Honda Motor Co. Ltd.	161,256
37,900	Inpex Corp.	535,833
13,800	Keihin Corp.	182,489
7,000	Stanley Electric Co. Ltd.	151,544
		1,031,122
	Netherlands 2.5%
4,827	Koninklijke DSM NV	297,627
3,957	Koninklijke Philips NV	125,833
		423,460
	Norway 2.1%
18,454	DNB ASA	345,350

	Sweden 1.7%
4,183	Atlas Copco AB - Class A	119,357
3,672	Svenska Handelsbanken AB - Class A	171,965
		291,322
	Switzerland 6.5%
3,943	Nestle SA	289,775
1,761	Roche Holding AG	520,029
868	Schindler Holding AG	117,575
300	Swisscom AG	170,050
		1,097,429
	United Kingdom 7.7%
3,500	AstraZeneca PLC	250,818
50,000	Barclays PLC	183,908
65,796	BT Group PLC	403,591
2,629	Croda International PLC	87,181
20,000	Drax Group PLC	208,927
6,557	SSE PLC	164,188

		1,298,613
	United States 54.6%
8,128	Abbott Laboratories	338,043
3,732	Celanese Corp. - Class A	218,397
15,282	Cisco Systems, Inc.	384,648
4,594	Colgate-Palmolive Co.	299,621
4,766	Dollar Tree, Inc. (a)	267,230
1,347	E.I. du Pont de Nemours & Co.	96,661
3,957	Emerson Electric Co.	247,629
1,956	Fluor Corp.	130,641
3,620	Fossil Group, Inc. (a)	339,918
3,140	Franklin Resources, Inc.	171,475
2,769	GNC Holdings, Inc.	107,271
3,783	Illinois Tool Works, Inc.	319,361
2,067	International Business Machines Corp.	392,379
7,075	L Brands, Inc.	473,883
4,346	MasterCard, Inc. - Class A	321,256
2,597	McDonald's Corp.	246,222
1,623	Mead Johnson Nutrition Co.	156,165
10,963	Microsoft Corp.	508,245
2,500	National Oilwell Varco, Inc.	190,250
6,372	Occidental Petroleum Corp.	612,668
9,828	Oracle Corp.	376,216
1,631	Parker-Hannifin Corp.	186,179
2,800	PepsiCo, Inc.	260,652
19,962	Pfizer, Inc.	590,276
5,019	The Chubb Corp.	457,130
5,069	The Coca-Cola Co.	216,244
8,273	The Hartford Financial Services Group, Inc.	308,169
4,189	UnitedHealth Group, Inc.	361,301
8,591	Wells Fargo & Co.	445,615
3,908	Xylem, Inc.	138,695
		9,162,440
	Total Common Stocks
	(Cost $12,935,548)	15,887,804

PREFERRED STOCKS 3.4%
	Germany 3.4%
2,591	Henkel AG & Co. KGaA	257,941
1,500	Volkswagen AG	309,764
		567,705
	Total Preferred Stocks
	(Cost $469,073)	567,705

SHORT-TERM INVESTMENTS 1.0%
	Investment Company 1.0%
174,725	STIT-STIC Prime Portfolio - Institutional Class, 0.01%	174,725
	Total Short-Term Investments
	(Cost $174,725)	174,725

	Total Investments 99.0%
	(Cost $13,579,346)	16,630,234

	Other Assets in Excess of Liabilities 1.0%	165,970

	TOTAL NET ASSETS 100.0%	$16,796,204

(a) Non-Income Producing.

Effective October 31, 2014, the Fund changed its name from Frontegra RobecoSAM Global Equity Fund to Frontier RobecoSAM
Global Equity Fund.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$13,579,346
Gross unrealized appreciation	3,278,514
Gross unrealized depreciation	(227,626)
Net unrealized appreciation	$3,050,888

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier MFG Global Equity Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 89.2%
	France 7.0%
367,585	Danone	$24,615,805
341,493	Sanofi	38,613,044
		63,228,849
	Germany 2.6%
315,838	SAP SE	22,794,036

	Netherlands 2.2%
497,680	Unilever NV	19,750,612

	Switzerland 7.5%
571,291	Nestle SA	41,984,763
267,395	Novartis AG	25,180,155
		67,164,918
	United Kingdom 6.7%
21,678,304	Lloyds Banking Group PLC (a)	26,969,132
11,129,674	Tesco PLC	33,247,043
		60,216,175
	United States 63.2%
72,611	American Express Co.	6,356,367
309,621	DIRECTV (a)	26,788,409
926,164	eBay, Inc. (a)	52,448,667
27,606	Google, Inc. - Class A (a)	16,243,646
19,543	Google, Inc. - Class C (a)	11,283,346
766,930	Lowe's Companies, Inc.	40,585,936
285,647	MasterCard, Inc. - Class A	21,115,026
138,675	McDonald's Corp.	13,147,777
1,093,020	Microsoft Corp.	50,672,407
1,054,494	Oracle Corp.	40,366,030
359,787	State Street Corp.	26,483,921
655,062	Target Corp.	41,059,286
682,303	The Bank of New York Mellon Corp.	26,425,595
250,328	The Coca-Cola Co.	10,678,993
192,897	The Home Depot, Inc.	17,696,371
286,884	U.S. Bancorp	12,000,358
172,361	Visa, Inc. - Class A	36,776,667
616,683	Wal-Mart Stores, Inc.	47,157,749
546,428	Wells Fargo & Co.	28,343,220
591,372	Yum! Brands, Inc.	42,566,957
		568,196,728
	Total Common Stocks
	(Cost $725,153,631)	801,351,318

SHORT-TERM INVESTMENTS 10.5%
	Investment Company 10.5%
94,652,285	STIT Liquid Assets Portfolio - Institutional Class, 0.06%	94,652,285
	Total Short-Term Investments
	(Cost $94,652,285)	94,652,285

	Total Investments 99.7%
	(Cost $819,805,916)	896,003,603

Other Assets in Excess of Liabilities 0.3%	2,661,668

TOTAL NET ASSETS 100.0%	$898,665,271

(a) Non-Income Producing.
Effective October 31, 2014, the Fund changed its name from Frontegra MFG Global Equity Fund to Frontier MFG Global Equity Fund.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$819,805,916
Gross unrealized appreciation	103,762,974
Gross unrealized depreciation	(27,565,287)
Net unrealized appreciation	$76,197,687

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier MFG Core Infrastructure Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 97.1%
	Australia 7.7%
118,769	APA Group	$772,677
491,351	AusNet Services	586,107
192,047	DUET Group	408,280
202,975	Spark Infrastructure Group	326,973
338,110	Sydney Airport	1,262,347
292,686	Transurban Group	1,976,094
		5,332,478
	Austria 0.3%
2,690	Flughafen Wien AG	224,561

	Belgium 0.2%
2,831	Elia System Operator SA/NV	135,966

	Canada 8.3%
20,383	Emera, Inc.	637,543
42,501	Enbridge, Inc.	2,034,447
33,061	Fortis, Inc.	1,021,985
39,323	TransCanada Corp.	2,025,225
3,649	Valener, Inc.	51,218
		5,770,418
	France 6.7%
14,709	Aeroports de Paris	1,761,282
33,786	Eutelsat Communications SA	1,090,127
51,819	SES SA - ADR	1,791,703
		4,643,112
	Germany 1.7%
14,089	Fraport AG Frankfurt Airport Services Worldwide	923,819
8,975	Hamburger Hafen und Logistik AG	213,264
		1,137,083
	Hong Kong 2.9%
226,989	Power Assets Holdings Ltd.	2,006,292

	Italy 8.7%
83,642	Atlantia SpA	2,054,734
373,323	Snam SpA	2,061,428
34,030	Societa Iniziative Autostradali e Servizi SpA	364,817
308,570	Terna Rete Elettrica Nazionale SpA	1,548,897
		6,029,876
	Mexico 2.6%
43,527	Grupo Aeroportuario del Centro Norte SAB de CV	191,991
68,654	Grupo Aeroportuario del Pacifico SAB de CV - Class B	462,720
38,095	Grupo Aeroportuario del Sureste SAB de CV - Class B	491,529
244,693	OHL Mexico SAB de CV (a)	664,090
		1,810,330
	Netherlands 1.5%
19,504	Koninklijke Vopak NV	1,050,968

	New Zealand 1.2%
182,574	Auckland International Airport Ltd.	548,501
127,604	Vector Ltd.	266,906

		815,407
	Spain 7.2%
103,258	Abertis Infraestructuras SA	2,036,209
36,650	Enagas SA	1,178,634
20,766	Red Electrica Corp. SA	1,797,466
		5,012,309
	Switzerland 0.8%
891	Flughafen Zuerich AG	558,204

	United Kingdom 7.6%
141,647	National Grid PLC	2,036,149
58,916	Pennon Group PLC	752,941
36,766	Severn Trent PLC	1,117,031
104,638	United Utilities Group PLC	1,366,857
		5,272,978
	United States 39.7%
2,910	ALLETE, Inc.	129,175
7,500	Alliant Energy Corp.	415,575
18,204	Ameren Corp.	697,759
28,999	American Electric Power Co., Inc.	1,514,038
1,922	American States Water Co.	58,467
16,729	American Tower Corp.	1,566,337
13,519	American Water Works Co., Inc.	652,021
11,649	Aqua America, Inc.	274,101
6,883	Atmos Energy Corp.	328,319
4,389	Avista Corp.	133,996
2,767	California Water Service Group	62,091
29,875	CenterPoint Energy, Inc.	731,041
4,147	Cleco Corp.	199,678
20,285	CMS Energy Corp.	601,653
20,358	Consolidated Edison, Inc.	1,153,484
20,108	Crown Castle International Corp.	1,619,297
13,088	DTE Energy Co.	995,735
21,134	Duke Energy Corp.	1,580,189
2,804	El Paso Electric Co.	102,486
10,131	Great Plains Energy, Inc.	244,866
3,456	IDACORP, Inc.	185,276
5,494	Integrys Energy Group, Inc.	356,121
10,830	ITC Holdings Corp.	385,873
23,317	NiSource, Inc.	955,531
21,992	Northeast Utilities	974,246
1,345	Northwest Natural Gas Co.	56,826
2,720	NorthWestern Corp.	123,379
17,247	Pepco Holdings, Inc.	461,530
34,861	PG&E Corp.	1,570,139
5,369	Piedmont Natural Gas Co., Inc.	180,023
7,582	Pinnacle West Capital Corp.	414,280
5,472	PNM Resources, Inc.	136,308
5,371	Portland General Electric Co.	172,517
45,978	PPL Corp.	1,509,918
12,033	Questar Corp.	268,216
9,728	SCANA Corp.	482,606
14,828	Sempra Energy	1,562,575
1,405	SJW Corp.	37,752
3,195	Southwest Gas Corp.	155,213
14,963	TECO Energy, Inc.	260,057
2,344	The Empire District Electric Co.	56,608
2,963	The Laclede Group, Inc.	137,483

35,165	The Southern Co.	1,534,952
3,884	UIL Holdings Corp.	137,494
5,665	Vectren Corp.	226,034
8,856	Westar Energy, Inc.	302,167
15,676	Wisconsin Energy Corp.	674,068
36,254	Xcel Energy, Inc.	1,102,122
		27,479,622
	Total Common Stocks
	(Cost $65,949,397)	67,279,604

CLOSED-END FUNDS 0.9%
	United Kingdom 0.9%
181,214	HICL Infrastructure Co. Ltd.	423,327
97,355	International Public Partnerships Ltd.	214,170
		637,497
	Total Closed-End Funds
	(Cost $614,891)	637,497

SHORT-TERM INVESTMENTS 3.3%
	Investment Company 3.3%
2,296,180	STIT Liquid Assets Portfolio - Institutional Class, 0.06%	2,296,180
	Total Short-Term Investments
	(Cost $2,296,180)	2,296,180

	Total Investments 101.3%
	(Cost $68,860,468)	70,213,281

	Liabilities in Excess of Other Assets (1.3)%	(921,237)

	TOTAL NET ASSETS 100.0%	$69,292,044

(a) Non-Income Producing.
ADR - American Depositary Receipt
Effective October 31, 2014, the Fund changed its name from Frontegra MFG Core Infrastructure Fund to Frontier MFG Core
Infrastructure Fund.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments		$68,860,468
Gross unrealized appreciation		1,997,212
Gross unrealized depreciation		(644,399)
Net unrealized appreciation		$1,352,813

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Timpani Small Cap Growth Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.2%
	Consumer Discretionary 21.1%
4,069	BJ's Restaurants, Inc. (a)	$146,443
7,677	Fiesta Restaurant Group, Inc. (a)	381,393
4,444	Gentherm, Inc. (a)	187,670
3,510	G-III Apparel Group Ltd. (a)	290,839
8,611	Grand Canyon Education, Inc. (a)	351,070
8,078	Jack In the Box, Inc.	550,839
2,153	Kate Spade & Co. (a)	56,473
10,428	Kona Grill, Inc. (a)	205,744
4,063	Lithia Motors, Inc. - Class A	307,528
14,205	Motorcar Parts of America, Inc. (a)	386,518
21,112	Nautilus, Inc. (a)	252,711
2,298	Penske Automotive Group, Inc.	93,276
1,241	Shutterstock, Inc. (a)	88,583
5,300	Skechers U.S.A., Inc. - Class A (a)	282,543
12,540	Tuesday Morning Corp. (a)	243,339
4,923	Zoe's Kitchen, Inc. (a)	151,432
		3,976,401
	Consumer Staples 2.3%
2,894	J&J Snack Foods Corp.	270,763
2,125	TreeHouse Foods, Inc. (a)	171,062
		441,825
	Energy 10.2%
12,540	Basic Energy Services, Inc. (a)	271,993
6,920	C&J Energy Services, Inc. (a)	211,406
16,316	Callon Petroleum Co. (a)	143,744
6,947	Diamondback Energy, Inc. (a)	519,497
20,429	Enphase Energy, Inc. (a)	306,231
2,205	Natural Gas Services Group, Inc. (a)	53,074
14,665	Precision Drilling Corp.	158,235
9,921	Sanchez Energy Corp. (a)	260,526
		1,924,706
	Financial Services 2.4%
12,546	Tree.com, Inc. (a)	450,276

	Health Care 26.3%
2,107	Abaxis, Inc.	106,846
3,623	Adeptus Health, Inc. - Class A (a)	90,213
8,941	Air Methods Corp. (a)	496,673
7,399	Akorn, Inc. (a)	268,362
5,439	ANI Pharmaceuticals, Inc. (a)	153,815
47,363	BioDelivery Sciences International, Inc. (a)	809,434
3,790	Cantel Medical Corp.	130,300
7,354	Cardiovascular Systems, Inc. (a)	173,775
12,500	Dipexium Pharmaceuticals, Inc. (a)	124,375
7,706	ExamWorks Group, Inc. (a)	252,371
12,606	Horizon Pharma Plc (a)	154,802
2,386	Jazz Pharmaceuticals PLC (a)	383,096
10,891	Lannett Co., Inc. (a)	497,501
3,459	Ligand Pharmaceuticals, Inc. (a)	162,538
2,994	Repligen Corp. (a)	59,610

11,222	Sagent Pharmaceuticals, Inc. (a)	349,004
12,987	Supernus Pharmaceuticals, Inc. (a)	112,857
8,206	Team Health Holdings, Inc. (a)	475,866
6,218	ZELTIQ Aesthetics, Inc. (a)	140,714
		4,942,152
	Producer Durables 13.0%
1,133	CoStar Group, Inc. (a)	176,227
12,341	CUI Global, Inc. (a)	89,349
5,212	Forward Air Corp.	233,654
4,687	H&E Equipment Services, Inc.	188,792
14,940	Hawaiian Holdings, Inc. (a)	200,943
2,011	ITT Corp.	90,374
3,152	Korn/Ferry International (a)	78,485
2,336	Mobile Mini, Inc.	81,690
4,176	Old Dominion Freight Line, Inc. (a)	294,993
2,809	The Middleby Corp. (a)	247,557
1,247	TransDigm Group, Inc.	229,859
9,239	TriNet Group, Inc. (a)	237,904
5,183	Wabash National Corp. (a)	69,038
4,841	WageWorks, Inc. (a)	220,411
		2,439,276
	Technology 22.9%
2,466	Aspen Technology, Inc. (a)	93,017
9,956	Callidus Software, Inc. (a)	119,671
8,091	Cavium, Inc. (a)	402,365
1,254	Dealertrack Technologies, Inc. (a)	54,436
1,814	Demandware, Inc. (a)	92,369
9,754	Diodes, Inc. (a)	233,316
5,832	DTS, Inc. (a)	147,258
30,641	Glu Mobile, Inc. (a)	158,414
5,397	GrubHub, Inc. (a)	184,793
12,905	inContact, Inc. (a)	112,209
12,548	MaxLinear, Inc. - Class A (a)	86,330
1,544	Mellanox Technologies Ltd. (a)	69,279
5,339	Paycom Software, Inc. (a)	88,414
9,477	Proofpoint, Inc. (a)	351,976
9,745	RF Micro Devices, Inc. (a)	112,457
5,535	RingCentral, Inc. - Class A (a)	70,350
15,614	Super Micro Computer, Inc. (a)	459,364
20,385	TechTarget, Inc. (a)	175,107
1,031	The Ultimate Software Group, Inc. (a)	145,897
3,159	TrueCar, Inc. (a)	56,704
13,458	TubeMogul, Inc. (a)	154,767
3,789	Tyler Technologies, Inc. (a)	334,948
2,346	Ubiquiti Networks, Inc. (a)	88,045
9,036	VASCO Data Security International, Inc. (a)	169,696
6,215	Verint Systems, Inc. (a)	345,616
		4,306,798
	Total Common Stocks
	(Cost $16,456,699)	18,481,434

SHORT-TERM INVESTMENTS 3.8%
	Investment Company 3.8%
714,010	STIT-STIC Prime Portfolio - Institutional Class, 0.01%	714,010
	Total Short-Term Investments
	(Cost $714,010)	714,010

	Total Investments 102.0%

(Cost $17,170,709)	19,195,444

Liabilities in Excess of Other Assets (2.0)%	(373,745)

TOTAL NET ASSETS 100.0%	$18,821,699

(a) Non-Income Producing.
Effective October 31, 2014, the Fund changed its name from Frontegra Timpani Small Cap Growth Fund to Frontier Timpani Small Cap Growth Fund.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$17,170,709
Gross unrealized appreciation	2,438,188
Gross unrealized depreciation	(413,453)
Net unrealized appreciation	$2,024,735

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Netols Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 98.6%
	Consumer Discretionary 14.5%
196,952	Accuride Corp. (a)	$746,448
38,595	ANN, Inc. (a)	1,587,412
26,220	Cabela's, Inc. (a)	1,544,358
25,356	Capella Education Co.	1,587,286
16,926	Carter's, Inc.	1,312,104
32,827	DeVry, Inc.	1,405,324
15,114	Domino's Pizza, Inc.	1,163,174
50,058	Ethan Allen Interiors, Inc.	1,141,322
24,811	Tenneco, Inc. (a)	1,297,863
25,352	The Cheesecake Factory, Inc.	1,153,516
		12,938,807
	Consumer Staples 6.2%
107,609	Boulder Brands, Inc. (a)	1,466,711
18,375	Casey's General Stores, Inc.	1,317,487
178,206	SUPERVALU, Inc. (a)	1,593,162
14,042	TreeHouse Foods, Inc. (a)	1,130,381
		5,507,741
	Energy 5.0%
46,371	Bill Barrett Corp. (a)	1,022,017
172,660	McDermott International, Inc. (a)	987,615
42,099	Superior Energy Services, Inc.	1,383,794
127,507	Willbros Group, Inc. (a)	1,062,134
		4,455,560
	Financials 16.7%
57,574	BancorpSouth, Inc.	1,159,540
30,196	Community Bank System, Inc.	1,014,284
26,417	Endurance Specialty Holdings Ltd.	1,457,690
51,328	Glacier Bancorp, Inc.	1,327,342
231,847	MGIC Investment Corp. (a)	1,810,725
73,460	Old National Bancorp	952,776
55,587	Selective Insurance Group, Inc.	1,230,696
65,671	State Bank Financial Corp.	1,066,497
97,660	Sterling Bancorp	1,249,071
27,001	The Hanover Insurance Group, Inc.	1,658,402
39,874	Walter Investment Management Corp. (a)	875,234
40,747	Webster Financial Corp.	1,187,368
		14,989,625
	Health Care 10.5%
23,915	Acadia Healthcare Company, Inc. (a)	1,159,877
66,683	Albany Molecular Research, Inc. (a)	1,471,694
20,068	Haemonetics Corp. (a)	700,775
27,211	Integra LifeSciences Holdings Corp. (a)	1,350,754
89,833	Invacare Corp.	1,060,928
17,506	LifePoint Hospitals, Inc. (a)	1,211,240
33,569	U.S. Physical Therapy, Inc.	1,188,007
32,561	VCA Antech, Inc. (a)	1,280,624
		9,423,899
	Industrials 16.2%
35,283	Actuant Corp. - Class A	1,076,837
55,796	Briggs & Stratton Corp.	1,005,444

118,539	Commercial Vehicle Group, Inc. (a)	732,571
10,176	Genesee & Wyoming, Inc. (a)	969,874
42,780	Herman Miller, Inc.	1,276,983
136,203	PGT, Inc. (a)	1,269,412
102,888	TASER International, Inc. (a)	1,588,591
55,683	Thermon Group Holdings, Inc. (a)	1,359,779
50,126	Titan International, Inc.	592,489
53,329	TriMas Corp. (a)	1,297,494
11,917	United Rentals, Inc. (a)	1,323,979
25,140	Westinghouse Air Brake Technologies Corp.	2,037,346
		14,530,799
	Information Technology 13.7%
19,122	CACI International, Inc. - Class A (a)	1,362,825
113,151	Checkpoint Systems, Inc. (a)	1,383,837
90,102	Entegris, Inc. (a)	1,036,173
27,111	Fair Isaac Corp.	1,493,816
43,033	Monotype Imaging Holdings, Inc.	1,218,695
43,041	Park Electrochemical Corp.	1,013,615
33,510	Plexus Corp. (a)	1,237,524
60,546	Progress Software Corp. (a)	1,447,655
58,886	VeriFone Systems, Inc. (a)	2,024,501
		12,218,641
	Materials 8.4%
13,719	Acuity Brands, Inc.	1,614,863
18,270	Carpenter Technology Corp.	824,890
15,870	Compass Minerals International, Inc.	1,337,524
67,648	Intrepid Potash, Inc. (a)	1,045,162
24,475	Sensient Technologies Corp.	1,281,266
53,523	Unifi, Inc. (a)	1,386,246
		7,489,951
	Real Estate Investment Trusts 7.4%
103,933	Education Realty Trust, Inc.	1,068,431
153,223	FelCor Lodging Trust, Inc.	1,434,167
74,752	First Industrial Realty Trust, Inc.	1,264,057
18,802	National Health Investors, Inc.	1,074,346
35,366	Sun Communities, Inc.	1,785,983
		6,626,984
	Total Common Stocks
	(Cost $58,038,185)	88,182,007

SHORT-TERM INVESTMENTS 1.2%
	Investment Company 1.2%
1,116,183	Fidelity Institutional Money Market Portfolio, Select Class, 0.01%	1,116,183
	Total Short-Term Investments
	(Cost $1,116,183)	1,116,183

	Total Investments 99.8%
	(Cost $59,154,368)	89,298,190

	Other Assets in Excess of Liabilities 0.2%	176,515

	TOTAL NET ASSETS 100.0%	$89,474,705

(a) Non-Income Producing.
Effective October 31, 2014, the Fund changed its name from Frontegra Netols Small Cap Value Fund to Frontier Netols Small Cap Value
Fund.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments	$59,154,368
Gross unrealized appreciation	32,076,452
Gross unrealized depreciation	(1,932,630)
Net unrealized appreciation	$30,143,822

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Frontier Phocas Small Cap Value Fund
SCHEDULE OF INVESTMENTS
September 30, 2014 (Unaudited)

Number of Shares		Value
COMMON STOCKS 96.3%
	Consumer Discretionary 9.0%
11,036	American Axle & Manufacturing Holdings, Inc. (a)	$185,074
1,993	Cabela's, Inc. (a)	117,388
3,022	Columbia Sportswear Co.	108,127
1,345	Cracker Barrel Old Country Store, Inc.	138,791
12,161	Dana Holding Corp.	233,126
3,161	Deckers Outdoor Corp. (a)	307,186
4,148	Guess?, Inc.	91,132
18,169	Harte-Hanks, Inc.	115,736
5,559	Interval Leisure Group, Inc.	105,899
2,594	Meredith Corp.	111,023
4,267	Meritage Homes Corp. (a)	151,478
7,054	Steven Madden Ltd. (a)	227,350
8,848	The E.W. Scripps Co. - Class A (a)	144,311
		2,036,621
	Consumer Staples 0.5%
1,466	TreeHouse Foods, Inc. (a)	118,013

	Energy 6.2%
5,477	Carrizo Oil & Gas, Inc. (a)	294,772
13,051	Comstock Resources, Inc.	243,010
12,880	Goodrich Petroleum Corp. (a)	190,881
2,977	Hornbeck Offshore Services, Inc. (a)	97,437
19,814	Kodiak Oil & Gas Corp. (a)	268,876
2,255	PDC Energy, Inc. (a)	113,404
4,310	Rosetta Resources, Inc. (a)	192,054
		1,400,434
	Financials 25.4%
23,887	Actua Corp. (a)	382,670
10,510	American Equity Investment Life Holding Co.	240,469
10,786	Ameris Bancorp	236,753
4,717	Argo Group International Holdings Ltd.	237,312
10,281	Banco Latinoamericano de Comercio Exterior S.A.	315,421
7,293	Banner Corp.	280,562
7,108	BBCN Bancorp, Inc.	103,706
4,799	Capital Bank Financial Corp. (a)	114,600
27,689	CNO Financial Group, Inc.	469,606
8,508	Fidelity Southern Corp.	116,560
13,946	Heritage Commerce Corp.	114,497
11,093	Heritage Financial Corp.	175,713
15,936	Heritage Oaks Bancorp	111,552
2,492	IBERIABANK Corp.	155,775
8,394	International Bancshares Corp.	207,038
11,707	National Penn Bancshares, Inc.	113,675
3,649	Nelnet, Inc. - Class A	157,235
30,070	NewBridge Bancorp (a)	228,231
15,956	NorthStar Asset Management Group, Inc. (a)	293,910
6,180	OceanFirst Financial Corp.	98,324
12,897	State Bank Financial Corp.	209,447
1,867	SVB Financial Group (a)	209,272
14,344	Synovus Financial Corp.	339,092

16,864	United Community Banks, Inc.	277,581
8,293	United Financial Bancorp, Inc.	105,238
23,257	Wilshire Bancorp, Inc.	214,662
5,536	Wintrust Financial Corp.	247,293
		5,756,194
	Health Care 3.5%
32,837	Accuray, Inc. (a)	238,397
39,526	Progenics Pharmaceuticals, Inc. (a)	205,140
2,733	United Therapeutics Corp. (a)	351,600
		795,137
	Industrials 15.1%
13,960	Aceto Corp.	269,707
1,244	AMERCO	325,791
3,947	Avis Budget Group, Inc. (a)	216,651
18,779	CBIZ, Inc. (a)	147,791
4,217	Deluxe Corp.	232,610
2,298	Esterline Technologies Corp. (a)	255,699
2,980	Kadant, Inc.	116,369
5,330	MYR Group, Inc. (a)	128,346
5,054	Park-Ohio Holdings Corp.	241,884
7,911	Spirit Airlines, Inc. (a)	546,967
4,338	Tetra Tech, Inc.	108,363
3,206	The Timken Company	135,902
5,804	Trinity Industries, Inc.	271,163
1,491	Triumph Group, Inc.	96,990
1,139	UniFirst Corp.	110,016
2,616	WESCO International, Inc. (a)	204,728
		3,408,977
	Information Technology 14.5%
8,757	AOL, Inc. (a)	393,627
33,835	Atmel Corp. (a)	273,387
23,230	eGain Corp. (a)	139,380
6,436	Euronet Worldwide, Inc. (a)	307,577
3,783	Knowles Corp. (a)	100,250
3,544	Methode Electronics, Inc.	130,667
4,479	Microsemi Corp. (a)	113,811
4,638	NCR Corp. (a)	154,956
9,287	Progress Software Corp. (a)	222,052
4,933	Rovi Corp. (a)	97,402
21,010	Saba Software, Inc. (a)	283,635
3,932	Skyworks Solutions, Inc.	228,253
4,638	SYNNEX Corp. (a)	299,754
17,131	TiVo, Inc. (a)	219,191
5,550	Verint Systems, Inc. (a)	308,635
		3,272,577
	Materials 4.3%
1,169	Ashland, Inc.	121,693
2,465	Cabot Corp.	125,148
2,250	Domtar Corp.	79,043
2,414	Kaiser Aluminum Corp.	183,995
4,386	Kraton Performance Polymers, Inc. (a)	78,115
3,324	Materion Corp.	101,947
5,498	Sensient Technologies Corp.	287,820
		977,761
	Real Estate Investment Trusts 13.3%
9,120	Acadia Realty Trust	251,529
6,796	CoreSite Realty Corp.	223,385
8,770	Corporate Office Properties Trust	225,564

16,558	First Industrial Realty Trust, Inc.	279,996
26,133	First Potomac Realty Trust	307,063
15,035	Hudson Pacific Properties, Inc.	370,763
4,653	Kilroy Realty Corp.	276,574
9,021	Pebblebrook Hotel Trust	336,844
10,144	Sabra Health Care REIT, Inc.	246,702
23,197	Strategic Hotels & Resorts, Inc. (a)	270,245
4,327	Sun Communities, Inc.	218,513
		3,007,178
	Utilities 4.5%
4,427	Black Hills Corp.	211,965
4,215	Chesapeake Utilities Corp.	175,597
2,083	IDACORP, Inc.	111,670
2,319	Laclede Group, Inc.	107,601
3,532	PNM Resources, Inc.	87,982
3,383	Portland General Electric Co.	108,662
3,958	The Empire District Electric Co.	95,586
3,309	UIL Holdings Corp.	117,138
		1,016,201
	Total Common Stocks
	(Cost $18,764,264)	21,789,093

SHORT-TERM INVESTMENTS 3.1%
	Investment Company 3.1%
709,689	STIT-STIC Prime Portfolio - Institutional Class, 0.01%	709,689
	Total Short-Term Investments
	(Cost $709,689)	709,689

	Total Investments 99.4%
	(Cost $19,473,953)	22,498,782

	Other Assets in Excess of Liabilities 0.6%	128,706

	TOTAL NET ASSETS 100.0%	$22,627,488

(a) Non-Income Producing.
Effective October 31, 2014, the Fund changed its name from Frontegra Phocas Small Cap Value Fund to Frontier Phocas Small Cap
Value Fund.

The cost basis of investments for federal income tax purposes at September 30, 2014 was as follows*:

Cost of investments		$19,473,953
Gross unrealized appreciation		3,565,749
Gross unrealized depreciation		(540,920)
Net unrealized appreciation		$3,024,829

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal tax information, please refer to the Notes to Financial Statements section in the Fund's most recent semi-annual or annual report.

Investment Valuation – Equity securities for which market quotations are readily available are valued at the last reported sale price on the national securities exchange on which such securities are primarily traded. Equity securities for which there were no transactions on a given day or securities not listed on a national securities exchange are valued at the most recent bid price. Equity securities that are traded on NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Debt securities (other than short-term instruments) are valued by an independent pricing service, which uses valuation methods such as matrix pricing and other analytical pricing models as well as market transactions and evaluated dealer bid quotations. Shares of underlying mutual funds are valued at their respective NAVs. Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. Securities that are primarily traded on foreign exchanges generally are valued at the last sale price of such securities on their respective exchange. In certain circumstances, such as when a significant event occurs in a foreign market so that the last sale price no longer reflects actual value, the fair value of these securities may be determined using fair valuation procedures approved by the Board of Directors (the “Board”). The Board has retained an independent fair value pricing service to assist in valuing foreign securities held by the Frontier RobecoSAM Global Equity, Frontier MFG Global Equity and Frontier MFG Core Infrastructure Funds. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Securities maturing within 60 days or less when purchased are valued by the amortized cost method. Any securities or other assets for which market quotations are not readily available are valued at their fair value as determined in good faith by the advisers or subadvisers pursuant to guidelines established by the Board.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of each Fund's investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities
Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)
Level 3 — Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

RobecoSAM Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$9,162,440	$6,725,364	$-	$15,887,804
Preferred Stocks	-	567,705	-	567,705
Total Equity	9,162,440	7,293,069	-	16,455,509
Short-Term Investments	174,725	-	-	174,725
Total Investments in Securities	$9,337,165	$7,293,069	$-	$16,630,234

MFG Global Equity

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$568,196,728	$233,154,590	$-	$801,351,318
Total Equity	568,196,728	233,154,590	-	801,351,318
Short-Term Investments	94,652,285	-	-	94,652,285
Total Investments in Securities	$662,849,013	$233,154,590	$-	$896,003,603

MFG Core Infrastructure

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$36,852,073	$30,427,531	$-	$67,279,604
Closed-End Funds	637,497	-	-	637,497
Total Equity	37,489,570	30,427,531	-	67,917,101
Short-Term Investments	2,296,180	-	-	2,296,180
Total Investments in Securities	$39,785,750	$30,427,531	$-	$70,213,281

Timpani Small Cap Growth

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$18,481,434	$-	$-	$18,481,434
Total Equity	18,481,434	-	-	18,481,434
Short-Term Investments	714,010	-	-	714,010
Total Investments in Securities	$19,195,444	$-	$-	$19,195,444

Netols Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$88,182,007	$-	$-	$88,182,007
Total Equity	88,182,007	-	-	88,182,007
Short-Term Investments	1,116,183	-	-	1,116,183
Total Investments in Securities	$89,298,190	$-	$-	$89,298,190

Phocas Small Cap Value

Description	Level 1	Level 2	Level 3	Total
Equity (a)
Common Stocks	$21,789,093	$-	$-	$21,789,093
Total Equity	21,789,093	-	-	21,789,093
Short-Term Investments	709,689	-	-	709,689
Total Investments in Securities	$22,498,782	$-	$-	$22,498,782

(a) See Fund's Schedule of Investments for sector or country classifications.

Tax Disclosure – Each Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax return for the current fiscal year, the fiscal year ended June 30, 2014, or for any other tax years which are open for exam. As of September 30, 2014, open tax years include the tax years ended June 30, 2011 through 2014 and the current fiscal year.  The Company is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change during the remainder of the fiscal year. A Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations of its financial statements.  During the period, the Funds did not incur any interest or penalties.

As of June 30, 2014, the Funds did not have any capital loss carryforwards available for future use.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Frontier Funds, Inc.

By /s/ William D. Forsyth III
      William D. Forsyth III, President
      (Principal Executive Officer)

Date  November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ William D. Forsyth III
      William D. Forsyth III, President
       (Principal Executive Officer)

Date  November 18, 2014

By /s/ Elyce D. Dilworth
      Elyce D. Dilworth, Treasurer and Assistant Secretary
      (Principal Financial Officer)

Date November 18, 2014